Short Term Debt - Summary of Short-Term Debt (Details) (10-Q) (Parenthetical) - USD ($)																							3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 19, 2017	Sep. 14, 2017	Jul. 20, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 23, 2017	Jun. 09, 2017	May 08, 2017	Apr. 25, 2017	Apr. 21, 2017	Apr. 05, 2017	Jun. 02, 2016	Jun. 02, 2016	Mar. 08, 2016	Mar. 02, 2016	Jan. 21, 2016	Feb. 02, 2015	Jan. 06, 2015	Jan. 04, 2015	Nov. 17, 2014	Aug. 26, 2014	Jun. 27, 2014	Apr. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 16, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016
Number of detachable warrants to acquire shares of common stock														9,000,000
Warrant exercise price per share			$ 0.08	$ 0.08		$ 0.04	$ 0.05							$ 0.005
Proceeds from short term debt														$ 45,000										$ 735,000	$ 188,000	$ 1,088,000	$ 8,500
Debt principal amount																										$ 925,000		$ 30,000	$ 266,000	$ 267,000	$ 267,000	$ 125,000
Aggregate gross proceeds from issuance of warrants						$ 100,000	$ 75,000
Promissory note equal payments																$ 80,000	$ 8,125			$ 8,125	$ 8,125	$ 8,125					32,500
Debt Principal amount periodic payment				$ 50,000	$ 25,000										$ 30,000	75,500		$ 50,890	$ 75,000								2,500
Debt instrument interest payment				$ 616	$ 308											$ 10,320		$ 1,229	$ 7,564								$ 3,982
Conversion price per share			$ 0.04	$ 0.04
Debt default rate														18.00%												0.00%
Stock issued during period, shares				1,265,411	632,706
Short-term Debt One [Member]
Debt interest rate																							10.00%
Short term debt maturity date																							Jan. 03, 2017
Number of detachable warrants to acquire shares of common stock																							5,000,000
Warrant exercise price per share																							$ 0.01
Proceeds from short term debt																							$ 143,000
Debt default rate																							4.00%
Short-term Debt One [Member] | SK L-58, LLC [Member]
Debt interest rate	5.00%
Short term debt maturity date	Nov. 03, 2017
Number of detachable warrants to acquire shares of common stock	1,000,000
Warrant exercise price per share	$ 0.05
Short-term Debt Two [Member]
Debt interest rate		10.00%
Short term debt maturity date		May 31, 2022												Jun. 08, 2016
Number of detachable warrants to acquire shares of common stock		1,500,000												9,000,000
Warrant exercise price per share		$ 0.14												$ 0.005
Proceeds from short term debt		$ 150,000												$ 45,000
Aggregate gross proceeds from issuance of warrants		$ 300,000
Weighted average exercise price		$ 0.25
Debt default rate														18.00%
Short-term Debt Three [Member]
Debt interest rate								10.00%
Short term debt maturity date								May 31, 2022
Number of detachable warrants to acquire shares of common stock								1,500,000
Warrant exercise price per share								$ 0.14
Proceeds from short term debt								$ 150,000
Aggregate gross proceeds from issuance of warrants								$ 300,000
Weighted average exercise price								$ 0.25
Short-term Debt Three [Member] | First Gemini Note [Member]
Debt principal amount								$ 165,000
Short-term Debt Three [Member] | First Black Mountain Note [Member]
Debt principal amount								$ 165,000
Short-term Debt Four [Member]
Debt interest rate									24.00%
Short term debt maturity date									May 31, 2017
Proceeds from short term debt									$ 10,000
Promissory note equal payments									10,200
Debt Principal amount periodic payment									10,000
Debt instrument interest payment									$ 200
Short-term Debt Five [Member]
Debt interest rate										5.00%
Short term debt maturity date										Jul. 20, 2017
Warrant exercise price per share										$ 0.08
Debt principal amount										$ 25,000
Debt Principal amount periodic payment			$ 25,000
Debt instrument interest payment			$ 308
Conversion price per share										$ 0.04
Stock issued during period, shares			632,706
Short-term Debt Five [Member] | Maximum [Member]
Warrant exercise price per share										$ 0.16
Short-term Debt Six [Member]
Debt interest rate											5.00%
Short term debt maturity date											Jul. 05, 2017
Warrant exercise price per share											$ 0.08
Debt principal amount											$ 50,000
Debt Principal amount periodic payment				$ 50,000
Debt instrument interest payment				$ 616
Conversion price per share											$ 0.04
Stock issued during period, shares				1,265,411
Short-term Debt Six [Member] | Maximum [Member]
Warrant exercise price per share											$ 0.16
Short-term Debt Seven [Member]
Proceeds from short term debt																							$ 143,000
Short-term Debt Seven [Member] | Stock Options [Member]
Number of detachable warrants to acquire shares of common stock												5,000,000	5,000,000											3,000,000
Warrant exercise price per share												$ 0.01	$ 0.01											$ 0.08
Options fair value												$ 6,996
Debt default rate												10.00%
Short-term Debt Seven [Member] | First ZG Note [Member]
Debt interest rate												4.00%	4.00%
Short term debt maturity date													Jan. 03, 2017